Leases (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended
	Apr. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2025	Aug. 31, 2024
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Restricted cash		$ 700,000	$ 700,000
Eos SENOLYTIXS Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Decrease in right-of-use asset			(86,107)
License payments	$ 83,042
Agreements description	(plus any applicable taxes), which are subject to a 4% annual increase each year. The Company may terminate the License for convenience, and without penalty, with 60 days’ written notice prior to the License expiration date. If the Company terminates the License during the initial term or any extension term, the Company will be subject to a termination fee. The termination fee will be calculated based on how much advance notice the Company provides to K2. If the notice period prior to the license termination date is greater than nine months the termination fee will be 80% of the remaining license fee. If the notice period is six to nine months prior to the license termination date the termination fee will be 60% of the remaining license fee and if the notice period is one month to six months prior to the license termination date the termination fee will be 50% of the remaining license fee. See Note 12 – Related Party Transactions, for additional information.
Rent			51,692
Operating lease ROU asset		302,969	302,969
Operating lease liability		303,258	$ 303,258
Lessee, Operating Lease, Variable Lease Payment, Terms and Conditions			(approximately $31,350 per month over 13 months, reflecting the 4% escalation), discounted for a 10% incremental borrowing rate.
Eos SENOLYTIXS Inc [Member] | Office and Laboratory [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Rent		155,076	$ 94,050
Eos SENOLYTIXS Inc [Member] | K2 Biolabs Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Rent			31,350
Operating lease ROU asset		389,076	389,076
Operating lease liability		$ 357,726	$ 357,726
Letter of Credit [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Restricted cash					$ 1,421,000		$ 1,400,000
Lease Assignment Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Decrease in right-of-use asset					$ 8,400,000